Lines of credit and loan facilities	12 Months Ended
Dec. 31, 2017
Lines of credit and loan facilities
Lines of credit and loan facilities

31.  Lines of credit and loan facilities

As of December 31, 2017, the Group had agreements with the PRC commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB39,924,280. The Company was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2017.

As of December 31, 2017, under the lines of credit, the Company had nil outstanding for the liquidity loans, RMB18,762,657 reserved for the issuance of bank acceptance, RMB605,713 reserved for the bank guarantee and RMB2,631 outstanding for other facilities.

In December 2017, the Group entered into a five-year US$1,000,000 term and revolving credit facilities agreement with a group of 24 arrangers. The facilities were priced at 115 basis points over LIBOR. The use of proceeds of the facilities was intended for general corporate purposes. As of December 31, 2017, the Group had an undrawn balance of US$1,000,000 under the credit facilities agreement, US$450,000 of which will be expired at the date falling 6 months after the date of this credit facilities agreement if remained undrawn, and US$550,000 of which will be expired one month prior to the final maturity date, which is sixty months after the date of this credit facilities agreement.